Related party transactions (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Due from related parties	16,277,000	56,000
Due to related parties	(18,706,000)	(8,879,000)
Mr. Chen [Member]
Related Party Transaction [Line Items]
Advance to related parties	84,000
Due to related parties		(196,000)
Mr. Ko [Member]
Related Party Transaction [Line Items]
Advance to related parties	470,000	56,000
Mr. Guan [Member]
Related Party Transaction [Line Items]
Advance to related parties	261,000
Mr. Zou [Member]
Related Party Transaction [Line Items]
Advance to related parties	307,000
Guangzhou Grape NetworkTechnology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to related parties	(6,000,000)
Tianren Hudong [Member]
Related Party Transaction [Line Items]
Due from related parties	1,390,000
Due to related parties	(4,000,000)
Beintoo China [Member]
Related Party Transaction [Line Items]
Due from related parties	1,105,000
Shenzhen Tencent [Member]
Related Party Transaction [Line Items]
Due from related parties	12,660,000
Revenue from Related Parties	10,408,000
Shenzhen Tencent [Member] | Halfbrick Studios [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	9,738,000
Ultimate Lenovo Limited [Member]
Related Party Transaction [Line Items]
Due to related parties	(8,706,000)	(8,683,000)